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                        SUNSTONE FINANCIAL GROUP, INC.
                       803 West Michigan Street, Suite A
                          Milwaukee, Wisconsin 53233
                                 414/271-5885
                               Fax: 414/221-6966



VIA ELECTRONIC FILING
---------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     REEEF Securities Trust
        File Nos. 333-87521; 811-09589

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the RREEF Securities Trust, a registered management investment company (the "Trust"), that the form of Prospectus and Statement of Additional Information for the Trust's RREEF RReal Estate Securities Fund that would have been filed under Rule 497(c) does not differ from that contained in the Trust's Post-Effective Amendment No. 2 which was filed with the Commission on March 23, 2001.

Please contact the undersigned if you have any questions concerning this filing.

Sincerely,


/s/ Constance Dye Shannon
Senior Counsel